PROPERTY AND EQUIPMENT - 10-K - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 34	$ 26
Accumulated depreciation	(25)	(22)
Property and equipment, net	9	4
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	21	13
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13	13
Private GRI
Property, Plant and Equipment [Line Items]
Property and equipment, gross		26	$ 23
Accumulated depreciation		(22)	(20)
Property and equipment, net		4	3
Private GRI | Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 13	10
Useful life		5 years
Private GRI | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 13	$ 13
Useful life		5 years